UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-01485

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware American Services Fund

September 30, 2009

	Number of
	Shares	Value
Common Stock – 101.14%
Basic Industry/Capital Goods – 7.23%
*Dynamic Materials	114,000	$2,275,440
*†Fuel Tech	135,800	1,520,960
ITT	54,800	2,857,820
Praxair	47,400	3,872,106
*†Tetra Tech	73,100	1,939,343
		12,465,669
Business Services – 9.80%
Dun & Bradstreet	34,900	2,628,668
†F5 Networks	134,500	5,330,235
*†Geo Group	162,300	3,273,591
†Hewitt Associates Class A	84,000	3,060,120
Watson Wyatt Worldwide Class A	59,600	2,596,176
		16,888,790
Consumer Durables – 1.98%
†LKQ	184,000	3,411,360
		3,411,360
Consumer Non-Durables – 19.37%
American Eagle Outfitters	105,000	1,770,300
Coach	58,900	1,938,988
†Dollar Tree	110,900	5,398,612
*Flowers Foods	177,700	4,671,733
*†GameStop Class A	104,900	2,776,703
Gap	133,700	2,861,180
*†Hibbett Sports	99,399	1,812,044
*†Kohl's	48,700	2,778,335
Lowe's	78,300	1,639,602
*†lululemon athletica	110,500	2,513,875
†Urban Outfitters	172,900	5,216,393
		33,377,765
Consumer Services – 5.51%
*†Amazon.com	38,000	3,547,680
*†BJ's Restaurants	122,950	1,843,021
*†First Cash Financial Services	99,800	1,709,574
Host Hotels & Resorts	126,000	1,483,020
*†Wynn Resorts	12,800	907,392
		9,490,687
Energy – 7.43%
*Core Laboratories	26,284	2,709,618
*Diamond Offshore Drilling	22,500	2,149,200
*†First Solar	12,400	1,895,464
†National Oilwell Varco	70,800	3,053,604
†Willbros Group	196,300	2,989,649
		12,797,535
Financials – 10.54%
Aon	41,700	1,696,773
Franklin Resources	17,700	1,780,620
†IntercontinentalExchange	19,300	1,875,767
JPMorgan Chase	81,300	3,562,566
†Knight Capital Group Class A	88,900	1,933,575
Northern Trust	25,900	1,506,344
†ProAssurance	46,200	2,411,178
†Stifel Financial	31,800	1,745,820
Wells Fargo	58,300	1,642,894
		18,155,537
Health Care – 21.64%
Aetna	206,400	5,744,111
†American Dental Partners	131,000	1,834,000
†Biogen Idec	103,100	5,208,612
Cardinal Health	191,200	5,124,160
†CareFusion	244,400	5,327,920
*Healthcare Services Group	125,200	2,298,672
*Perrigo	65,000	2,209,350
Stryker	99,200	4,506,656
UnitedHealth Group	141,700	3,548,168
†WellPoint	31,100	1,472,896
		37,274,545
Technology – 11.18%
†Akamai Technologies	154,100	3,032,688
†American Tower Class A	92,500	3,367,000
†Apple	25,700	4,764,009
†Cogent	196,600	1,985,660
*†Nuance Communications	270,400	4,045,184
*†Sybase	53,200	2,069,480
		19,264,021

Transportation – 5.97%
Diana Shipping	52,300	679,900
Genco Shipping & Trading	40,000	831,200
*Hunt (J.B.) Transport Services	135,200	4,343,976
*Knight Transportation	263,600	4,423,208
		10,278,284
Utilities – 0.49%
ITC Holdings	18,700	849,915
		849,915
Total Common Stock (cost $147,632,781)		174,254,108

Total Value of Securities Before Securities Lending Collateral – 101.14%
(cost $147,632,781)		174,254,108

Securities Lending Collateral** – 15.12%
Mellon GSL DBT II Collateral Fund	13,412,609	13,412,609
BNY Mellon SL DBT II Liquidating Fund	12,778,067	12,627,286
@†Mellon GSL Reinvestment Trust II	580,728	58
Total Securities Lending Collateral (cost $26,771,404)		26,039,953

Total Value of Securities – 116.26%
(cost $174,404,185)		200,294,061 ©
Obligation to Return Securities Lending Collateral** – (15.54%)		(26,771,404)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.72%)		(1,239,644)
Net Assets Applicable to 14,183,292 Shares Outstanding – 100.00%		$172,283,013

†Non income producing security.
*Fully or partially on loan.
**See Note 3 in "Notes."
©Includes $26,121,154 of securities loaned.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $58, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds III - Delaware American Services Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2006 – June 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$176,070,754
Aggregate unrealized appreciation	31,384,547
Aggregate unrealized depreciation	(7,161,240)
Net unrealized appreciation	$24,223,307

For federal income tax purposes, at June 30, 2009, $72,850,839 of capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward expire in 2017.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$174,254,108	$-	$-	$174,254,108
Securities Lending Collateral	13,412,609	12,627,286	58	26,039,953
Total	$187,666,717	$12,627,286	$58	$200,294,061

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/09	$58
Net change in unrealized
appreciation/depreciation	-
Balance as of 9/30/09	$58

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$ -

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund' exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $26,121,154, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund concentrates its investments in U.S. service and service-related companies across the economic spectrum. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting companies in these industries than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Small Cap Growth Fund

September 30, 2009

	Number of
	Shares	Value
Common Stock – 96.73%²
Basic Industry/Capital Goods – 7.86%
Bucyrus International	6,100	$217,282
Dynamic Materials	7,200	143,712
†Exponent	3,200	90,144
Lincoln Electric Holdings	2,300	109,135
†Middleby	3,600	198,036
†Tetra Tech	5,000	132,650
*Titan International	9,725	86,553
		977,512
Business Services – 5.28%
†Aecom Technology	2,400	65,136
†Clean Harbors	1,800	101,268
†Emergency Medical Services Class A	3,900	181,350
†FTI Consulting	2,900	123,569
Healthcare Services Group	10,100	185,436
		656,759
Consumer Durables – 1.34%
†LKQ	9,000	166,860
		166,860
Consumer Non-Durables – 8.61%
†Aeropostale	4,200	182,574
†Dick's Sporting Goods	1,300	29,120
†FGX International Holdings	4,000	55,800
*†Lululemon Athletica	8,200	186,550
Penske Auto Group	3,500	67,130
†Titan Machinery	10,100	126,452
*†Tractor Supply	2,600	125,892
†Ulta Salon Cosmetics & Fragrance	18,000	297,180
		1,070,698
Consumer Services – 6.44%
*†BJ's Restaurants	7,750	116,173
*†@Cardtronics	29,100	227,562
†First Cash Financial Services	6,400	109,632
*†Gaylord Entertainment	4,000	80,400
*†P.F. Chang's China Bistro	1,500	50,955
*†Royal Caribbean Cruises	1,700	40,936
*†Texas Roadhouse Class A	11,200	118,944
*†Wynn Resorts	800	56,712
		801,314
Energy – 4.43%
*Carbo Ceramics	2,900	149,495
*†Goodrich Petroleum	5,200	134,212
*†SunPower Class A	4,500	134,505
†Willbros Group	8,700	132,501
		550,713
Financials – 4.04%
†Knight Capital Group Class A	6,100	132,675
Lazard Class A	2,500	103,275
†ProAssurance	2,800	146,132
†Stifel Financial	2,200	120,780
		502,862
Health Care – 25.01%
†@Abraxis BioScience	9,025	328,329
†American Dental Partners	9,000	126,000
*†CardioNet	21,300	143,136
†Celera	24,500	152,635
*†Charles River Laboratories International	8,600	318,028
†Cypress Bioscience	9,100	74,347
†Ligand Pharmaceuticals Class B	115,200	266,112

†Martek Biosciences	3,300	74,547
†Masimo	4,500	117,900
†ONYX Pharmaceuticals	3,600	107,892
PDL BioPharma	13,700	107,956
Perrigo	7,600	258,324
†Regeneron Pharmaceuticals	4,400	84,920
*†Savient Pharmaceuticals	19,300	293,360
†Sucampo Pharmaceuticals Class A	35,600	207,548
†Syneron Medical	10,200	116,382
†Vanda Pharmaceuticals	10,300	119,892
†Wright Medical Group	12,000	214,320
		3,111,628
Technology – 31.19%
Applied Signal Technology	5,000	116,350
†Arris Group	14,000	182,140
†Aruba Networks	8,700	76,908
†BigBand Networks	28,000	112,280
†Brocade Communications Systems	33,700	264,882
†Cogent	11,800	119,180
†CommScope	10,400	311,271
†F5 Networks	6,100	241,743
Henry (Jack) & Associates	4,800	112,656
†Lam Research	4,000	136,640
*†Nuance Communications	16,000	239,360
†Phase Forward	17,400	244,296
†Polycom	8,000	214,000
†Riverbed Technology	5,600	122,976
†SmartHeat	13,000	154,310
†Smith Micro Software	12,500	154,500
†Sybase	5,900	229,510
†Teradyne	20,900	193,325
†TriQuint Semiconductor	33,600	259,392
†Varian Semiconductor Equipment Associates	4,300	141,212
†Veeco Instruments	7,100	165,572
†Volterra Semiconductor	4,800	88,176
		3,880,679
Transportation – 2.53%
Genco Shipping & Trading	5,500	114,290
Knight Transportation	8,900	149,342
†Marten Transport	3,000	51,180
		314,812
Total Common Stock (cost $10,539,981)		12,033,837
	Principal
	Amount
≠Discount Notes – 3.42%
Fannie Mae 0.04% 10/14/09	$255,818	255,815
Federal Home Loan Bank
0.001% 10/1/09	102,183	102,183
0.01% 10/9/09	20,163	20,163
0.03% 10/28/09	6,744	6,744
0.04% 10/30/09	40,326	40,325
Total Discount Notes (cost $425,229)		425,230

Total Value of Securities Before Securities Lending Collateral – 100.15%
(cost $10,965,210)		12,459,067
	Number of
	Shares
Securities Lending Collateral** – 15.93%
Mellon GSL DBT II Collateral Fund	1,048,829	1,048,829
BNY Mellon SL DBT II Liquidating Fund	943,960	932,821
†@Mellon GSL Reinvestment Trust II	12,778	1
Total Securities Lending Collateral (cost $2,005,567)		1,981,651

Total Value of Securities – 116.08%
(cost $12,970,777)		14,440,718	©
Obligation to Return Securities Lending Collateral** – (16.12%)		(2,005,567)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.04%		5,132
Net Assets Applicable to 1,592,591 Shares Outstanding – 100.00%		$12,440,283

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $555,892, which represented 4.47% of the Fund's net assets. See Note 4 in "Notes."
**See Note 3 in “Notes.”
©Includes $1,941,590 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds III – Delaware Small Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2006 – June 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$13,098,690
Aggregate unrealized appreciation	2,195,900
Aggregate unrealized depreciation	(853,872)
Net unrealized appreciation	$1,342,028

For federal income tax purposes, at June 30, 2009, capital loss carryforwards of $454,889 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$12,033,837	$-	$-	$12,033,838
Short-Term	-	425,230	-	425,230
Securities Lending Collateral	1,048,829	932,821	1	1,981,651
Total	$13,082,666	$1,358,051	$1	$14,440,718

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/09	$1
Net change in unrealized
appreciation/depreciation	-
Balance as of 9/30/09	$1

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$ -

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $1,941,590, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a Series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Trend® Fund

September 30, 2009

	Number of
	Shares	Value
Common Stock – 98.02%²
Basic Industry/Capital Goods – 8.49%
*Bucyrus International Class A	185,700	$6,614,634
Dynamic Materials	217,700	4,345,292
*†Itron	86,300	5,535,282
†Mettler-Toledo International	30,600	2,772,054
†Middleby	109,400	6,018,094
*†Tetra Tech	151,800	4,027,254
*Titan International	299,400	2,664,660
		31,977,270
Business Services – 7.43%
*†Clean Harbors	54,400	3,060,544
†Emergency Medical Services Class A	118,400	5,505,600
*†FTI Consulting	88,200	3,758,202
*†Geo Group	280,100	5,649,617
†Net 1 UEPS Technologies	255,900	5,363,664
Solera Holdings	149,500	4,650,945
		27,988,572
Consumer Durables – 2.47%
*†LKQ	274,900	5,096,646
*†WMS Industries	94,500	4,210,920
		9,307,566
Consumer Non-Durables – 8.47%
*†Aeropostale	127,800	5,555,466
†FGX International Holdings	121,400	1,693,530
†Lululemon Athletica	249,859	5,684,292
*Penske Auto Group	108,700	2,084,866
†Titan Machinery	309,600	3,876,192
*†Tractor Supply	79,200	3,834,864
†Ulta Salon Cosmetics & Fragrance	554,800	9,159,748
		31,888,958
Consumer Services – 6.86%
*†BJ's Restaurants	237,100	3,554,129
@*†Cardtronics	892,733	6,981,172
†First Cash Financial Services	191,600	3,282,108
*†Gaylord Entertainment	122,300	2,458,230
*†P.F. Chang's China Bistro	46,900	1,593,193
*†RHI Entertainment	386,400	1,228,752
*†Royal Caribbean Cruises	52,534	1,265,019
†Texas Roadhouse Class A	342,900	3,641,598
*†Wynn Resorts	25,800	1,828,962
		25,833,163
Energy – 4.41%
*Carbo Ceramics	89,700	4,624,035
*Core Laboratories	51,692	5,328,928
*†Goodrich Petroleum	157,300	4,059,913
*†SunPower Class A	86,200	2,576,518
		16,589,394
Financials – 4.19%
Hanover Insurance Group	110,400	4,562,832
Lazard Class A	75,300	3,110,643
†ProAssurance	83,500	4,357,865
†Stifel Financial	68,500	3,760,650
		15,791,990
Health Care – 23.90%
@†Abraxis BioScience	306,953	11,166,951
*†CardioNet	758,221	5,095,245
†Celera	748,192	4,661,236
*†Charles River Laboratories International	267,200	9,881,056
†Cypress Bioscience	282,007	2,303,997
Healthcare Services Group	278,200	5,107,752
*†Human Genome Sciences	237,500	4,469,750
†Ligand Pharmaceuticals Class B	387,239	894,522
†Martek Biosciences	107,300	2,423,907
*†Masimo	152,100	3,985,020

*†Onyx Pharmaceuticals	110,500	3,311,685
*PDL BioPharma	419,000	3,301,720
*Perrigo	233,500	7,936,665
*†Regeneron Pharmaceuticals	131,500	2,537,950
*†Savient Pharmaceuticals	589,290	8,957,208
†Syneron Medical	319,600	3,646,636
*†Vanda Pharmaceuticals	315,300	3,670,092
*†Wright Medical Group	372,700	6,656,422
		90,007,814
Technology – 28.47%
Applied Signal Technology	152,000	3,537,040
*†Arris Group	429,400	5,586,494
†Aruba Networks	265,600	2,347,904
†BigBand Networks	856,500	3,434,565
†Brocade Communications Systems	1,031,300	8,106,018
†Cogent	360,300	3,639,030
*†CommScope	319,700	9,568,621
†F5 Networks	185,600	7,355,328
*Jack Henry & Associates	154,400	3,623,768
*†Lam Research	121,200	4,140,192
*†Nuance Communications	490,500	7,337,880
*†Phase Forward	9,200	129,168
*†Polycom	228,100	6,101,675
†Riverbed Technology	170,900	3,752,964
†SmartHeat	82,300	976,901
†Smith Micro Software	383,700	4,742,532
*†Sybase	180,100	7,005,890
*†Teradyne	639,900	5,919,075
†TriQuint Semiconductor	1,017,100	7,852,012
*†Varian Semiconductor Equipment Associates	131,300	4,311,892
†Veeco Instruments	216,900	5,058,108
†Volterra Semiconductor	146,000	2,682,020
		107,209,077
Transportation – 3.33%
†Genco Shipping & Trading	79,300	1,647,854
*Hunt (J.B.) Transport Services	178,900	5,748,057
Knight Transportation	267,300	4,485,294
*†Marten Transport	37,753	644,066
		12,525,271
Total Common Stock (cost $307,548,902)		369,119,075
	Principal
	Amount
≠Discount Notes – 2.66%
Fannie Mae 0.04% 10/14/09	$5,993,142	5,993,049
Federal Home Loan Bank
0.001% 10/1/09	2,393,882	2,393,882
0.01% 10/9/09	491,139	491,138
0.03% 10/28/09	164,286	164,284
0.04% 10/30/09	982,278	982,266
Total Discount Notes (cost $10,024,604)		10,024,619

Total Value of Securities Before Securities Lending Collateral – 100.68%
(cost $317,573,506)		379,143,694
	Number of
	Shares
Securities Lending Collateral** – 22.59%
Investment Companies
Mellon GSL DBT II Collateral Fund	63,002,311	63,002,311
BNY Mellon SL DBT II Liquidating Fund	22,328,100	22,064,628
@†Mellon GSL Reinvestment Trust II	875,601	88
Total Securities Lending Collateral (cost $86,206,012)		85,067,027

Total Value of Securities – 123.27%
(cost $403,779,518)		464,210,721 ©
Obligation to Return Securities Lending Collateral** – (22.89%)		(86,206,012)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.38%)		(1,423,588)
Net Assets Applicable to 29,501,830 Shares Outstanding – 100.00%		$376,581,121

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
**See Note 3 in “Notes.”
≠The rate shown is the effective yield at time of purchase.
†Non income producing security.
©Includes $83,378,911 of securities loaned.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $18,148,211, which represented 4.82% of the Fund’s net assets. See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Trend® Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2006 – June 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$410,189,425
Aggregate unrealized appreciation	73,323,053
Aggregate unrealized depreciation	(19,301,757)
Net unrealized appreciation	$54,021,296

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $27,313,413 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$369,119,075	$-	$-	$369,119,075
Short-Term	-	10,024,619	-	10,024,619
Securities Lending Collateral	63,002,311	22,064,628	88	85,067,027
Total	$432,121,386	$32,089,247	$88	$464,210,721

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/09	$88
Net change in unrealized
appreciation/depreciation	-
Balance as of 9/30/09	$88

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$-

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $83,378,911, for which the Fund received collateral, comprised of non-cash collateral valued at $104,922, and cash collateral of $86,206,012. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Event
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: